Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
STF Tactical Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	STF Tactical Growth & Income ETF
Class Name	STF Tactical Growth & Income ETF
Trading Symbol	TUGN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the STF Tactical Growth & Income ETF for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://stfm.com/. You can also request this information by contacting us at 972-365-5673.
Additional Information Phone Number	972-365-5673
Additional Information Website	https://stfm.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
STF Tactical Growth & Income ETF	$37	0.65%
[1]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.65%
Material Change Date	Mar. 14, 2025
Net Assets	$ 74,789,490
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 188,100
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$74,789,490
Number of Holdings	103
Net Advisory Fee	$188,100
Portfolio Turnover	1%
30-Day SEC Yield	0.02%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	9.9%
Microsoft Corp.	8.5%
Apple, Inc.	8.1%
Alphabet, Inc.	6.1%
Broadcom, Inc.	5.7%
Amazon.com, Inc.	5.1%
Tesla, Inc.	3.6%
Meta Platforms, Inc.	3.6%
Netflix, Inc.	2.7%
Costco Wholesale Corp.	2.2%

Top Sectors	(%)
Manufacturing	48.9%
Information	26.8%
Retail Trade	9.4%
Professional, Scientific, and Technical Services	9.4%
Administrative and Support and Waste Management and Remediation Services	2.0%
Utilities	1.4%
Accommodation and Food Services	0.9%
Wholesale Trade	0.5%
Transportation and Warehousing	0.5%
Cash & Other	0.2%
Security Type Breakdown (%)

Material Fund Change [Text Block]
MANAGED DISTRIBUTIONS
TUGN seeks to distribute 1% of its net asset value (NAV) on a monthly basis. As a result of these monthly distributions, a portion may be classified as return of capital at fiscal year end.
Changes to Fund’s Investment Adviser:
On March 14, 2025, Hennessy Advisors, Inc. (Nasdaq: HNNA) announced that it signed a definitive agreement with STF Management, LP (“STFM”) to purchase the assets of the STF Tactical Growth ETF (TUG) and the STF Tactical Growth &
Income ETF (TUGN) to bring them under the Hennessy umbrella. Portfolio manager Jonathan Molchan will join the Hennessey team. Upon completion of the transaction, the TUG and TUGN will each be reorganized as a series of Hennessy Funds Trust and Hennessy Advisors, Inc. will become the investment advisor to both Funds. Subject to shareholder approval, the transaction is expected to close in the fourth quarter of 2025.

Updated Prospectus Web Address	https://stfm.com/
STF Tactical Growth ETF
Shareholder Report [Line Items]
Fund Name	STF Tactical Growth ETF
Class Name	STF Tactical Growth ETF
Trading Symbol	TUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the STF Tactical Growth ETF for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://stfm.com/. You can also request this information by contacting us at 972-365-5673.
Additional Information Phone Number	972-365-5673
Additional Information Website	https://stfm.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
STF Tactical Growth ETF	$37	0.65%
[2]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.65%
Material Change Date	Mar. 14, 2025
Net Assets	$ 196,544,139
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 622,245
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$196,544,139
Number of Holdings	101
Net Advisory Fee	$622,245
Portfolio Turnover	0%
30-Day SEC Yield	0.04%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	9.6%
Apple, Inc.	8.3%
Microsoft Corp.	8.3%
Alphabet, Inc.	5.9%
Broadcom, Inc.	5.0%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc.	3.2%
Netflix, Inc.	2.8%
Costco Wholesale Corp.	2.3%

Top Sectors	(%)
Manufacturing	48.3%
Information	26.5%
Retail Trade	9.4%
Professional, Scientific, and Technical Services	9.4%
Administrative and Support and Waste Management and Remediation Services	2.0%
Utilities	1.4%
Accommodation and Food Services	0.7%
Transportation and Warehousing	0.6%
Wholesale Trade	0.6%
Cash & Other	1.1%
Security Type Breakdown (%)

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser:
On March 14, 2025, Hennessy Advisors, Inc. (Nasdaq: HNNA) announced that it signed a definitive agreement with STF Management, LP (“STFM”) to purchase the assets of the STF Tactical Growth ETF (TUG) and the STF Tactical Growth & Income ETF (TUGN) to bring them under the Hennessy umbrella. Portfolio manager Jonathan Molchan will join the Hennessey team. Upon completion of the transaction, the TUG and TUGN will each be reorganized as a series of Hennessy
Funds Trust and Hennessy Advisors, Inc. will become the investment advisor to both Funds. Subject to shareholder approval, the transaction is expected to close in the fourth quarter of 2025.

Updated Prospectus Web Address	https://stfm.com/

[1]
*	Annualized

[2]
*	Annualized